12028555

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

DEC 31 2012

Washington, DC 20549

CERT NYS
File No. 001-35772

December 31, 2012

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GRANITE REIT INC., Stapled Units, each consisting of one unit of Granite Real Estate Investment Trust and one common share of Granite REIT Inc. and one common share of Granite REIT Inc. and requests immediate acceleration of registration. Adequate distribution assured. Form 40-F received on December 21, 2012. Tentative listing date – January 4, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
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